Stock-based payment plans - Contractual life and Authorized shares (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017 Y EquityInstruments	Dec. 31, 2016 Y EquityInstruments	Dec. 31, 2015 Y
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average remaining contractual life for stock options and warrants outstanding | Y		7.4	7.7	7.9
Number of stock options, employee warrants (BSPCE) and warrants (BSA) available for grant under the Company's share pool reserve | EquityInstruments		1,698,735	1,457,910
Vesting period	1 year	4 years
Vesting percentage for first year		25.00%
Vesting percentage quarterly after first year		0.0625%
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life of share-based awards		10 years